Acquisition of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition of Subsidiary [Abstract]
Summary of identifiable assets acquired and liabilities assumed
The amounts recognised in respect of the identifiable assets acquired and liabilities assumed at the date of acquisition measured based on a valuation performed by an independent valuer are as set out in the table below.

On acquisition
S$’000
Current assets
Cash and cash equivalent s	916
Trade receivable s	2,336
Contract assets	115
Other receivables	425
Non-current assets
Plant and equipment	721
Right-of-use assets	165
Other receivables	40
Customer relationships	1,867
Current liabilities
Trade and other payable s	(1,301)
Provision for reinstatement cost	(111)
Lease liabilities	(176)
Income tax payable	(172)
Non-current liability
Deferred tax liability	(317)

Fair value of identifiable assets acquired net of liabilities assumed	4,508

Total consideration transferred	5,130
Fair value of pre-existing interest in the acquiree	435
Less: Fair value of identifiable assets acquired net of liabilities assumed	(4,508)

Goodwill arising on acquisition	1,057

Consideration paid in cash	5,130
Less: Cash and cash equivalent balances acquired	(916)

Net cash outflow arising on acquisition	4,214